Other Current Assets (Details) - Schedule of other current assets - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Schedule of Other Current Assets [Abstract]
GST receivables and other tax deposits	$ 25,719	$ 27,400
Deferred debt discount on promissory note		30,000
Deferred commission charges on promissory note		22,002
Deferred IPO costs		34,164
Receivable from director	214,458	214,458
Prepaid expenses
Total	$ 240,177	$ 328,024